Consolidated Statements Of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TWD	Dec. 31, 2010 TWD	Dec. 31, 2009 TWD	Dec. 31, 2011 American Depositary Shares [Member] USD ($)	Dec. 31, 2011 American Depositary Shares [Member] TWD	Dec. 31, 2010 American Depositary Shares [Member] TWD	Dec. 31, 2009 American Depositary Shares [Member] TWD
NET SALES	$ 218,151	6,603,424	4,177,250	2,893,230
COST OF SALES	112,846	3,415,861	2,219,634	1,702,808
GROSS PROFIT	105,305	3,187,563	1,957,616	1,190,422
OPERATING EXPENSES
Research and development	39,466	1,194,647	1,054,194	1,122,491
Sales and marketing	14,158	428,563	389,065	395,985
General and administrative	11,025	333,724	305,613	464,688
Amortization of intangible assets	763	23,088	69,244	192,391
Gain from settlement of litigation			(46,941)
Impairment of goodwill and long-lived assets				1,236,549
Total operating expenses	65,412	1,980,022	1,771,175	3,412,104
OPERATING INCOME (LOSS)	39,893	1,207,541	186,441	(2,221,682)
NON-OPERATING INCOME (EXPENSES)
Gain on sales of short-term investments	10	292	59	233
Dividend income			356
Interest income	584	17,686	11,287	22,088
Foreign exchange gain (loss), net	5,531	167,438	(358,292)	(88,949)
Impairment of long-term investments			(7,272)	(8,630)
Interest expense	(73)	(2,217)	(3,103)	(3,486)
Other income (loss), net	13	398	(3,712)	(1,988)
Total non-operating income (loss)	6,065	183,597	(360,677)	(80,732)
INCOME (LOSS) BEFORE INCOME TAX	45,958	1,391,138	(174,236)	(2,302,414)
INCOME TAX EXPENSE (BENEFIT)	5,606	169,706	(18,869)	6,784
NET INCOME (LOSS)	$ 40,352	1,221,432	(155,367)	(2,309,198)
EARNINGS (LOSS) PER ORDINARY SHARE:
Basic	$ 0.33	9.92	(1.34)	(20.86)	$ 1.31	39.69	(5.35)	(83.45)
Diluted	$ 0.31	9.44	(1.34)	(20.86)	$ 1.25	37.77	(5.35)	(83.45)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	123,082	123,082	116,159	110,694	30,771	30,771	29,040	27,673
Diluted (Thousands)	129,370	129,370	116,159	110,694	32,343	32,343	29,040	27,673